Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

Period	June 30, 2019
Not later than one year	267,606
Later than one year and not later than two years	185,730
Later than two years and not later than three years	128,965
Later than three years and not later than four years	122,494
Later than four years and not later than five years	81,784
More than five years	90,099
Total	876,678

Schedule of commitments relating to investment agreements

Period	June 30, 2019
Not later than one year	1,511
Total	1,511